INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
14.	INTANGIBLE ASSETS

	Goodwill	Intangibles in progress	Data processing systems	Regulatory licenses (i)	Customer portfolio	Other	Total
Cost of intangibles (gross amount)
Balance at Jan 1, 2014	409,012	184,387	6,657,925	18,994,358		1,588,916	27,834,598
Acquisition of investments - PT Portugal	10,574,704	52,819	575,983	1,656,050	3,215,523	3,091,687	19,166,766
Additions		487,895	248,470			282,688	1,019,053
Write-offs		(1,574)				(15,031)	(16,605)
Transfers		(519,904)	451,615			36,401	(31,888)
Foreign exchange differences	507,532	1,256	44,200	78,963	153,469	124,238	909,658
Transfers to assets held for sale	(11,082,236)	(48,161)	(667,884)	(1,736,767)	(3,368,992)	(3,291,736)	(20,195,776)
Balance in 2014	409,012	156,718	7,310,309	18,992,604		1,817,163	28,685,806
Additions		438,445	136,982			51,331	626,758
Transfers		(469,322)	459,078			10,244	0
Other	92,453		1,382				93,835
Balance in 2015	501,465	125,841	7,907,751	18,992,604		1,878,738	29,406,399
Accumulated amortization							0
Balance at Jan 1, 2014			(5,348,057)	(6,677,334)		(1,143,075)	(13,168,466)
Acquisition of investments - PT Portugal			(428,721)	(514,850)		(2,155,564)	(3,099,135)
Amortization expenses			(571,298)	(1,210,359)	(169,982)	(424,030)	(2,375,669)
Write-offs			11,673	0		26,373	38,046
Transfers			(28,171)	(26,246)	(7,970)	(89,734)	(152,121)
Foreign exchange differences			(260)			260
Transfers to assets held for sale			489,838	578,878	177,952	2,378,692	3,625,360
Balance in 2014			(5,874,996)	(7,849,911)		(1,407,078)	(15,131,985)
Amortization expenses			(662,068)	(1,137,568)		(191,901)	(1,991,537)
Other			(1,276)				(1,276)
Balance in 2015			(6,538,340)	(8,987,479)		(1,598,979)	(17,124,798)
Intangible assets, net
Balance in 2014	409,012	156,718	1,435,313	11,142,693		410,085	13,553,821

Subtotal 2015	501,465	125,841	1,369,411	10,005,125		279,759	12,281,601

Impairment Losses	(501,465)						(501,465)
Balance in 2015		125,841	1,369,411	10,005,125		279,759	11,780,136
Annual amortization rate (average)			20%	9%		16%

(i)	Includes mainly the fair value of intangible assets related to purchase of control of BrT (now Oi, S.A.).